Inventories (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Inventory
Total		$ 22,515	$ 17,689
Percentage of LIFO Inventory		34.00%	40.00%
Year over year variance		$ 4,826
Acquisition Alstom
Inventory
Total		4,298
GE
Inventory
Raw materials and work in process		13,415	$ 9,963
Finished goods		8,199	6,982
Unbilled shipments		628	755
Inventory, Gross, Total		22,243	17,701
Less revaluation to LIFO		207	(62)
Total	[1]	$ 22,449	$ 17,639
Percentage of LIFO Inventory		34.00%	40.00%
GE Capital
Inventory
Finished goods		$ 66	$ 50
Total		$ 66	$ 50

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.